Taxation (Tables)	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of analysis of taxation charge for the year	(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2026 $ million	2025 $ million	2024 $ million	2026 $ million	2025 $ million	2024 $ million	2026 $ million	2025 $ million	2024 $ million
Current tax
Current year	210	157	134	763	987	983	973	1,144	1,117
Adjustments in respect of prior years	26	(22)	(7)	17	(19)	(4)	43	(41)	(11)
	236	135	127	780	968	979	1,016	1,103	1,106
Deferred tax
Origination and reversal of temporary differences	(52)	41	39	(331)	(164)	113	(383)	(123)	152
Changes in tax rates	—	—	—	(1)	4	(18)	(1)	4	(18)
Adjustments in respect of prior years	(24)	8	16	(2)	7	38	(26)	15	54
	(76)	49	55	(334)	(153)	133	(410)	(104)	188
Taxation on profit	160	184	182	446	815	1,112	606	999	1,294

Taxation recognised in other comprehensive income [Table]	(b) Taxation recognised in other comprehensive income

	2026 $ million	2025 $ million	2024 $ million
Tax on post-employment benefit plans	(14)	(7)	(14)
Tax relating to items that will not be recycled subsequently to the income statement	(14)	(7)	(14)
Tax on exchange differences	5	(10)	(11)
Changes in tax rates	(38)	—	—
Tax on effective portion of changes in fair value of cash flow hedges	(2)	15	(16)
Tax on hyperinflation adjustments	85	98	138
Tax relating to items that may be recycled subsequently to the income statement	50	103	111
	36	96	97

Schedule of exceptional tax (credits)/charges	(c) Exceptional tax charges/(credits)
The taxation charge includes the following exceptional items:

	2026 $ million	2025 $ million	2024 $ million
Restructuring programmes(1)	(213)	(46)	(15)
Brand, goodwill and other assets impairment(2)	(356)	(138)	63
Distribution model change in various countries(3)	(19)	(36)	—
Discretionary increase in pension benefits in Ireland(4)	(5)	—	—
Disposal of businesses and brands(5)	18	3	(1)
Various dispute and litigation matters(6)	—	(12)	(23)
Borrowing costs capitalised(7)	—	15	—
	(575)	(214)	24
(1)In the year ended 30 June 2026, an exceptional tax credit of $213 million was recognised in respect of restructuring programmes.
(2)In the year ended 30 June 2026, impairment charges recognised within exceptional operating items resulted in exceptional tax credits of $187 million in respect of the Mey İçki goodwill and several of its brands, $71 million in respect of Don Papa brand, $10 million in respect of Aviation American Gin brand, $7 million in respect of Ypióca brand and related fixed assets, and $36 million in respect of various brands sold predominantly in the US and $45 million in respect of various other US tangible fixed assets and inventory. In the year ended 30
June 2025, exceptional tax credits were recognised in the amount of $30 million in respect of Distill Ventures, $55 million in respect of the Aviation American Gin brand and tangible fixed assets, $40 million in respect of various US brands, tangible fixed assets and inventory and $13 million in respect of the Bell’s whisky brand. In the year ended 30 June 2024, an exceptional tax charge of $95 million was recognised in relation to the reversal of the Shui Jing Fang brand impairment charge, partially offset by an exceptional tax credit of $19 million in respect of the impairment of the Chase brand and the related tangible fixed assets and an exceptional tax credit of $13 million on brand impairments in the US ready-to-drink portfolio.
(3)In the year ended 30 June 2026, an exceptional tax credit of $19 million was recognised in respect of the transformation of Diageo's distribution model in Japan, Singapore and Thailand as the company agreed with LVMH to terminate the existing distribution agreements for Diageo's brands. In the year ended 30 June 2025, an exceptional tax credit of $36 million was recognised in respect of the transformation of the distribution model in France as the company agreed with LVMH to exist from their joint operation and to terminate the existing distribution agreements for Diageo brands.
(4)In the year ended 30 June 2026, $5 million exceptional tax credit was recognised in respect of the one-off discretionary increase in pension benefits related to the Guinness Ireland Group
Pension Scheme.
(5)In the year ended 30 June 2026 the exceptional net tax charge of $18 million mainly comprised a tax charge of $16 million in respect of the sale of Sheridan's, and $5 million in respect of the sale of Guinness Ghana Breweries PLC.
(6)In the year ended 30 June 2025, an exceptional tax credit of $12 million was recognised in respect of various dispute and litigation matters in North America and Europe, including certain costs and expenses associated therewith. In the year ended 30 June 2024, an exceptional tax credit of $23 million was recorded in relation to various dispute and litigation matters in North America, including certain costs and expenses associated therewith.
(7)In the year ended 30 June 2025, an exceptional tax charge of $15 million was recognised in relation to the capitalisation of borrowing costs on the purchase of property, plant, equipment and computer software in the prior years.

Schedule of taxation rate reconciliation and factors that may affect future tax charges	(d) Taxation rate reconciliation and factors that may affect future tax charges

	2026 $ million	2026%	2025 $ million	2025%	2024 $ million	2024%
Profit before taxation	2,564		3,537		5,460
Share of after-tax results of associates and joint ventures	218		193		414
Profit before taxation excluding share of after-tax results of associates and joint ventures	2,346		3,344		5,046
Notional charge at UK corporation tax rate	587	25.0	836	25.0	1,262	25.0
Differences in overseas tax rates	(73)	(3.1)	(45)	(1.3)	(86)	(1.7)
Non-taxable gain on disposals of businesses	—	—	(28)	(0.7)	—	—
Disposal of businesses and brands	12	0.5	54	1.6	17	0.3
Other items not chargeable	(103)	(4.4)	(69)	(2.1)	(72)	(1.4)
Impairment	14	0.6	105	3.1	6	0.1
Other items not deductible	109	4.6	105	3.1	70	1.4
Irrecoverable withholding taxes	58	2.5	60	1.8	55	1.1
Movement in provision in respect of uncertain tax positions(1)	(14)	(0.6)	18	0.5	6	0.1
Changes in tax rates	(1)	—	4	0.1	(18)	(0.4)
Adjustments in respect of prior years(2)	17	0.7	(41)	(1.2)	54	1.1
Taxation on profit / Reported tax rate	606	25.8	999	29.9	1,294	25.6
Tax rate before exceptional items	—	24.3	—	24.9	—	25.1
(1)Movement in provision in respect of uncertain tax positions includes both current and prior year uncertain tax position movements.
(2)Excludes prior year movement in provisions.

Schedule of deferred tax assets and liabilities	(e) Deferred tax assets and liabilities
Deferred tax recognised in the consolidated balance sheet comprise the following net deferred tax (liabilities)/assets:

	Property, plant and equipment $ million	Intangible assets $ million	Post-employment plans $ million	Tax losses $ million	Other temporary differences(1) $ million	Total $ million
At 30 June 2024	(688)	(2,395)	(142)	64	357	(2,804)
Exchange differences	(31)	23	(1)	3	(5)	(11)
Recognised in income statement	(92)	78	1	(10)	131	108
Recognised in other comprehensive income and equity	(20)	(67)	3	—	(38)	(122)
Tax rate change – recognised in income statement	(2)	(2)	—	—	—	(4)
Transfer from assets held for sale	40	1	(1)	—	(1)	39
At 30 June 2025	(793)	(2,362)	(140)	57	444	(2,794)
Exchange differences	23	47	6	(1)	13	88
Recognised in income statement	(3)	279	11	7	115	409
Recognised in other comprehensive income and equity	(8)	(62)	10	—	(23)	(83)
Tax rate change – recognised in income statement	—	5	(1)	(1)	(2)	1
Tax rate change – recognised in other comprehensive loss and equity	18	20	—	—	—	38
Acquisition	—	(2)	—	—	—	(2)
Transfer to assets held for sale	88	2	—	(5)	(24)	61
At 30 June 2026	(675)	(2,073)	(114)	57	523	(2,282)
(1)Deferred tax on other temporary differences includes hyperinflation, fair value movement on cross-currency swaps, interest and finance costs, share-based payments and intra-group sales of products.
Schedule of net deferred assets and liabilities	After offsetting deferred tax assets and liabilities that relate to taxes levied by the same taxation authority on the same taxable fiscal unit, the net deferred tax liability comprises:

	2026 $ million	2025 $ million
Deferred tax assets	173	150
Deferred tax liabilities	(2,455)	(2,944)
	(2,282)	(2,794)

Schedule of unrecognized deferred tax assets and liabilities

	2026 $ million	2025 $ million
Capital losses – indefinite	123	125
Trading losses – indefinite	41	42
Trading and capital losses – expiry dates up to 2031	19	26
	183	193